Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY’s own creditworthiness is considered when valuing liabilities.

Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns and observability of model parameters. Valuation adjustments may be made to record financial instruments at fair value.

Most derivative contracts are valued using models which are calibrated to observable market data and employ standard market pricing theory for their valuations. Valuation models incorporate counterparty credit risk by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY’s own credit spreads, as implied by the credit default swap market.
Accordingly, the valuation of our derivative positions is sensitive to the current changes in our own credit spreads, as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model-based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and highly liquid government bonds.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative financial instruments whose model inputs are observable in the market or can be corroborated by market-observable data.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

We determine fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include U.S. Treasury and certain non-U.S. government debt securities that are actively traded in highly liquid OTC markets, money market funds and exchange-traded equities.

If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include RMBS, MBS, certain non-U.S. government debt, foreign covered bonds and CLOs.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good-faith opinion on price.

At Dec. 31, 2024, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. The remaining securities were generally valued using observable inputs. Additional disclosures of securities are provided in Note 4.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. As of Dec. 31, 2024, we have no instruments included in Level 3 of the valuation hierarchy.

Derivative financial instruments

We classify exchange-traded derivative financial instruments valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity options and interest rate futures and options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivative financial instruments include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2024, we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 23.

Seed capital

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. Seed capital is generally included in other assets on the consolidated balance sheet. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Other assets measured at NAV

We hold private equity investments, primarily SBICs, which are compliant with the Volcker Rule. There are no readily available market quotations for these investment partnerships. The fair value of the SBICs is based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers. These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.

The following tables present the financial instruments carried at fair value at Dec. 31, 2024 and Dec. 31, 2023, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2024					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$4,780	$19,967	$—	$—	$24,747
Agency RMBS	—	19,900	—	—	19,900
U.S. Treasury	16,403	—	—	—	16,403
Agency commercial MBS	—	7,225	—	—	7,225
Foreign covered bonds	—	7,068	—	—	7,068
CLOs	—	5,819	—	—	5,819
Non-agency commercial MBS	—	2,487	—	—	2,487
U.S. government agencies	—	2,289	—	—	2,289
Non-agency RMBS	—	1,478	—	—	1,478
Other ABS	—	615	—	—	615
Total available-for-sale securities	21,183	66,848	—	—	88,031
Trading assets:
Debt instruments	2,268	3,007	—	—	5,275
Equity instruments	5,781	—	—	—	5,781
Derivative assets not designated as hedging:
Interest rate	2	833	—	(835)	—
Foreign exchange	—	10,559	—	(7,698)	2,861
Equity and other contracts	6	137	—	(79)	64
Total derivative assets not designated as hedging	8	11,529	—	(8,612)	2,925
Total trading assets	8,057	14,536	—	(8,612)	13,981
Other assets:
Derivative assets designated as hedging:
Interest rate	—	326	—	—	326
Foreign exchange	—	455	—	—	455
Total derivative assets designated as hedging	—	781	—	—	781
Other assets (c)	532	686	—	—	1,218
Total other assets	532	1,467	—	—	1,999
Assets measured at NAV (c)					152
Total assets	$29,772	$82,851	$—	$(8,612)	$104,163
Percentage of total assets prior to netting	26%	74%	—%

Liabilities:
Trading liabilities:
Debt instruments	$1,931	$18	$—	$—	$1,949
Equity instruments	52	—	—	—	52
Derivative liabilities not designated as hedging:
Interest rate	9	1,201	—	(475)	735
Foreign exchange	—	10,636	—	(8,533)	2,103
Equity and other contracts	—	51	—	(25)	26
Total derivative liabilities not designated as hedging	9	11,888	—	(9,033)	2,864
Total trading liabilities	1,992	11,906	—	(9,033)	4,865
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	12	—	—	12
Total derivative liabilities designated as hedging	—	12	—	—	12
Other liabilities	400	10	—	—	410
Total other liabilities	400	22	—	—	422
Total liabilities	$2,392	$11,928	$—	$(9,033)	$5,287
Percentage of total liabilities prior to netting	17%	83%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2023					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
Non-U.S. government (b)	$2,439	$15,943	$—	$—	$18,382
U.S. Treasury	16,604	—	—	—	16,604
Agency RMBS	—	13,111	—	—	13,111
Agency commercial MBS	—	7,729	—	—	7,729
Foreign covered bonds	—	6,334	—	—	6,334
CLOs	—	6,137	—	—	6,137
Non-agency commercial MBS	—	2,935	—	—	2,935
U.S. government agencies	—	2,901	—	—	2,901
Non-agency RMBS	—	1,740	—	—	1,740
Other ABS	—	943	—	—	943
Other debt securities	—	1	—	—	1
Total available-for-sale securities	19,043	57,774	—	—	76,817
Trading assets:
Debt instruments	1,246	2,255	—	—	3,501
Equity instruments	4,518	—	—	—	4,518
Derivative assets not designated as hedging:
Interest rate	7	1,053	—	(751)	309
Foreign exchange	—	9,227	—	(7,498)	1,729
Equity and other contracts	—	8	—	(7)	1
Total derivative assets not designated as hedging	7	10,288	—	(8,256)	2,039
Total trading assets	5,771	12,543	—	(8,256)	10,058
Other assets:
Derivative assets designated as hedging:
Interest rate	—	214	—	—	214
Foreign exchange	—	22	—	—	22
Total derivative assets designated as hedging	—	236	—	—	236
Other assets (c)	486	386	—	—	872
Total other assets	486	622	—	—	1,108
Assets measured at NAV (c)					153
Total assets	$25,300	$70,939	$—	$(8,256)	$88,136
Percentage of total assets prior to netting	26%	74%	—%

Liabilities:
Trading liabilities:
Debt instruments	$2,508	$12	$—	$—	$2,520
Equity instruments	23	—	—	—	23
Derivative liabilities not designated as hedging:
Interest rate	8	1,339	—	(635)	712
Foreign exchange	—	9,282	—	(6,341)	2,941
Equity and other contracts	9	135	—	(114)	30
Total derivative liabilities not designated as hedging	17	10,756	—	(7,090)	3,683
Total trading liabilities	2,548	10,768	—	(7,090)	6,226
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	173	—	—	173
Total derivative liabilities designated as hedging	—	173	—	—	173
Other liabilities	—	22	—	—	22
Total other liabilities	—	195	—	—	195
Total liabilities	$2,548	$10,963	$—	$(7,090)	$6,421
Percentage of total liabilities prior to netting	19%	81%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2024						Dec. 31, 2023
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2024	$1,453	98%	2%	—%	—%	—%	$1,487	100%	—%	—%	—%	—%
2007 and earlier	25	—	100	—	—	—	253	5	13	1	40	41
Total non-agency RMBS	$1,478	98%	2%	—%	—%	—%	$1,740	86%	2%	—%	6%	6%
Non-agency commercial MBS originated in:
2009-2023	$2,487	100%	—%	—%	—%	—%	$2,935	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$2,113	100%	—%	—%	—%	—%	$2,473	100%	—%	—%	—%	—%
UK	911	100	—	—	—	—	1,035	100	—	—	—	—
Germany	598	100	—	—	—	—	664	100	—	—	—	—
Australia	574	100	—	—	—	—	689	100	—	—	—	—
Other	2,872	100	—	—	—	—	1,473	100	—	—	—	—
Total foreign covered bonds	$7,068	100%	—%	—%	—%	—%	$6,334	100%	—%	—%	—%	—%
Non-U.S. government:
UK	$3,383	100%	—%	—%	—%	—%	$1,316	100%	—%	—%	—%	—%
Germany	2,308	100	—	—	—	—	2,658	100	—	—	—	—
France	1,732	100	—	—	—	—	1,562	100	—	—	—	—
Canada	1,463	100	—	—	—	—	1,336	95	5	—	—	—
Belgium	728	100	—	—	—	—	511	100	—	—	—	—
Netherlands	705	100	—	—	—	—	334	100	—	—	—	—
Spain	617	—	2	98	—	—	293	—	17	83	—	—
Finland	527	100	—	—	—	—	282	100	—	—	—	—
Japan	377	—	100	—	—	—	410	—	100	—	—	—
Other (c)	1,924	74	15	4	7	—	2,024	80	2	11	7	—
Supranational	10,983	100	—	—	—	—	7,656	100	—	—	—	—
Total non-U.S. government	$24,747	94%	3%	3%	—%	—%	$18,382	94%	3%	2%	1%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2024 and Dec. 31, 2023, non-U.S. government securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade non-U.S. government securities related to Brazil of $135 million at Dec. 31, 2024 and $140 million at Dec. 31, 2023.
Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to the fair value of our assets, liabilities and unfunded lending-related commitments, although they are not measured at fair value on an ongoing basis. The following table presents the carrying value as of Dec. 31, 2024 and Dec. 31, 2023 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2024 and/or 2023 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2024				Dec. 31, 2023
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$25	$—	$25	$—	$28	$—	$28
Other assets (b)	—	414	—	414	—	481	—	481
Total assets at fair value on a nonrecurring basis	$—	$439	$—	$439	$—	$509	$—	$509
(a)    The fair value of these loans decreased $1 million in 2024 and $3 million in 2023, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.
Estimated fair value of financial instruments

The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2024 and Dec. 31, 2023, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$89,546	$—	$89,546	$89,546
Interest-bearing deposits with banks	—	9,617	—	9,617	9,612
Federal funds sold and securities purchased under resale agreements	—	41,146	—	41,146	41,146
Securities held-to-maturity	10,016	34,004	—	44,020	48,596
Loans (a)	—	69,738	—	69,738	70,673
Other financial assets	4,178	2,271	—	6,449	6,449
Total	$14,194	$246,322	$—	$260,516	$266,022
Liabilities:
Noninterest-bearing deposits	$—	$58,267	$—	$58,267	$58,267
Interest-bearing deposits	—	226,799	—	226,799	231,257
Federal funds purchased and securities sold under repurchase agreements	—	14,064	—	14,064	14,064
Payables to customers and broker-dealers	—	20,073	—	20,073	20,073
Commercial paper	—	301	—	301	301
Borrowings	—	941	—	941	941
Long-term debt	—	30,351	—	30,351	30,854
Total	$—	$350,796	$—	$350,796	$355,757
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$111,550	$—	$111,550	$111,550
Interest-bearing deposits with banks	—	12,134	—	12,134	12,139
Federal funds sold and securities purchased under resale agreements	—	28,900	—	28,900	28,900
Securities held-to-maturity	9,545	35,166	—	44,711	49,578
Loans (a)	—	65,026	—	65,026	65,977
Other financial assets	4,922	2,149	—	7,071	7,071
Total	$14,467	$254,925	$—	$269,392	$275,215
Liabilities:
Noninterest-bearing deposits	$—	$58,274	$—	$58,274	$58,274
Interest-bearing deposits	—	221,463	—	221,463	225,395
Federal funds purchased and securities sold under repurchase agreements	—	14,507	—	14,507	14,507
Payables to customers and broker-dealers	—	18,395	—	18,395	18,395
Borrowings	—	1,274	—	1,274	1,274
Long-term debt	—	30,596	—	30,596	31,257
Total	$—	$344,509	$—	$344,509	$349,102
(a)    Does not include the leasing portfolio.